Share Capital (Narrative) (Details)	1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) Share shares
Disclosure of classes of share capital [line items]
Total number of shares issued | shares						274,534
Proceeds from issuance of common shares				$ 5,325,850	$ 520,892
Equity offering costs				823,376	14,904
Warrants issued in unit offering				$ 358,205
Number of stock options exercised | Share				0		85,715
Underwritten offering [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued | shares	3,000,000	1,500,000
Warrants issued to purchase common shares | shares		1,575,000
Proceeds from issuance of common shares	$ 3,000,000	$ 2,325,750
Exercise price of warrants issued | $ / shares		$ 1.82
Equity offering costs		$ 400,774
Warrants issued in unit offering		278,250
Underwriter Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase common shares | shares	150,000
Exercise price of warrants issued | $ / shares	$ 1.25
Equity offering costs	$ 483,434
Warrants issued in unit offering	79,955
Fair value of stock options forfeited	$ (12,884)
At the Market Offering (ATM) [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued | shares						188,819
Proceeds from issuance of common shares						$ 520,892
Equity offering costs						$ 14,904
At the Market Offering (ATM) [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of common shares			$ 20,000,000
Reserves [Member]
Disclosure of classes of share capital [line items]
Warrants issued in unit offering				$ 358,205
Fair value of stock options forfeited		$ (48,040)		$ (253,087)	$ (48,040)